UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-3696

Reserve Municipal Money-Market Trust II
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

Item 1.        Semi-Annual Reports to Shareholders

General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Semi-Annual Report

November 30, 2008

(Unaudited)

Distributor — Resrv Partners, Inc. RTET-WO/SEMI-ANNUAL 11/08

Interstate Tax-Exempt Fund

California Municipal Money-Market Fund

Connecticut Municipal Money-Market Fund

Florida Municipal Money-Market Fund

Michigan Municipal Money-Market Fund

New Jersey Municipal Money-Market Fund

Ohio Municipal Money-Market Fund

Pennsylvania Municipal Money-Market Fund

Virginia Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust II

New York Municipal Money-Market Fund
of The Reserve New York Municipal Money-Market Trust

Arizona Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust

Presorted Standard
US Postage Paid
Permit 1232
Hackensack NJ

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—246.4%	Value (Note 1)
	ARKANSAS—0.9%
$1,125,000	University of Arkansas, 5.00%, 12/1/08(a)	$1,125,000
	ARIZONA—1.9%
165,000	Apache County IDA for Tucson Electric Power, Series 83A, 0.65%, 12/15/18(a)	165,000
129,000	Apache County IDA for Tucson Electric Power, Series 83C, 0.65%, 12/15/18(a)	129,000
2,000,000	Arizona HFA for Banner Health System, Series D, 5.00%, 1/1/09(a)	2,004,709
25,000	Arizona HFA for The Terraces, 1.00%, 12/1/37(a)	25,000
15,000	Coconino County PCR for Public Service Project, 0.75%, 11/1/33(a)	15,000
90,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.05%, 9/15/35(a)	90,000
20,000	Pima County IDA for GNMA MBS Broadway, Series A, 0.84%, 12/1/25(a)	20,000
		2,448,709
	CALIFORNIA—17.6%
900,000	ABAG Fin Authority for Oshman Family Jewish Community, 0.70%, 6/1/37(a)	900,000
10,000	California HFA for Home Mortgage, Series C, 4.10%, 8/1/31(a)	10,000
4,000,000	California HFA for Home Mortgage, Series M, 0.90%, 8/1/34(a)	4,000,000
9,125,000	California MFH, Series B, 1.10%, 2/1/40(a)	9,125,000
500,000	California MFH, Series A, 0.70%, 8/1/40(a)	500,000
365,000	California MFH, Series B, 1.10%, 8/1/40(a)	365,000
1,300,000	California MFH, Series C, 1.10%, 2/1/36(a)	1,300,000
540,000	California Statewide CDA, Series B, 0.56%, 6/1/35(a)	540,000
15,000	California Statewide CDA for Childrens Hospital, Series C, 0.70%, 8/15/34(a)	15,000
1,000,000	California Statewide CDA for Goodwill of Santa Cruz, 0.55%, 2/1/38(a)	1,000,000
600,000	Irvine CA for Improvement Act, Series A, 0.70%, 9/2/31(a)	600,000
500,000	Los Angeles for Capital Equipment, Series A, 3.50%, 9/1/09(a)	506,464
400,000	Sacramento County DAR, Series D, 0.70%, 12/1/39(a)	400,000
3,750,000	Santa Cruz County HFA for Paloma Del Mar Apartments, Series A, 0.65%, 6/1/22(a)	3,750,000
		23,011,464
	COLORADO—4.7%
6,000,000	Denver City and County COPS, Series A-1, 0.85%, 9/1/29(a)	6,000,000
200,000	Jefferson County School District GO Bond, 6.25%, 12/15/08	200,236
		6,200,236
	DISTRICT OF COLUMBIA—3.8%
5,000,000	District of Columbia Revenue for Nursing Home Improvement, Series A, 1.40%, 8/15/38(a)	5,000,000
	FLORIDA—14.2%
5,000,000	Broward County System Revenue, Series N, 1.15%, 10/1/29(a)	5,000,000
1,000,000	Collier County HCF for Cleveland Clinic, Series C-1, 0.80%, 1/1/35(a)	1,000,000
1,770,000	Dade County IDA, Series B, 0.90%, 1/1/16(a)	1,770,000
1,100,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 0.98%, 2/1/36(a)	1,100,000
2,155,000	Florida State Board of Education Lottery Revenue, 5.25%, 1/1/09(a)	2,160,660
2,000,000	Hillsborough County IDA for Carrollwood Day School Project, 0.81%, 6/1/31	2,000,000
4,100,000	Jacksonville HCF for Baptist Hospital, 0.90%, 8/15/34(a)	4,100,000
380,000	Palm Beach County EDA for YMCA Project, 1.18%, 11/1/28(a)	380,000
200,000	Seminole County IDA for Living Nursing, 1.23%, 2/1/11(a)	200,000
755,000	Volusia County HFA for Anatole Apartments, 1.05%, 10/15/32(a)	755,000
		18,465,660

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	ILLINOIS—52.2%
$2,500,000	Chicago Board of Education GO Series C, 5.00%, 12/1/08(a)	$2,500,000
30,000,000	Chicago Board of Education GO Series D-2, 6.25%, 3/1/12(a)	30,000,000
425,000	Chicago GO, 5.25%, 1/1/09(a)	426,148
1,395,000	Chicago GO, 5.25%, 1/1/09(a)	1,398,769
2,500,000	Chicago GO, Series F, 0.80%, 1/1/42(a)	2,500,000
20,000,000	Chicago, 1.05%, 2/19/10(a)	19,914,920
2,745,000	Illinois DFA for Rockford School, 6.55%, 2/1/09(a)	2,764,637
2,000,000	Illinois HCFA for Children's Memorial Hospital Series A, 5.75%, 8/15/25(a)	2,091,392
5,530,000	Illinois HAD for Homeowners Mortgage, Subseries H-2, 1.98%, 2/1/39(a)	5,530,000
900,000	Illinois Finance Authority Revenue for Northwestern Memorial, Subseries B-1, 0.80%, 8/15/38(a)	900,000
		68,025,866
	IOWA—3.6%
4,115,000	Iowa HCF for Care Initiatives Project, 1.20%, 11/1/36(a)	4,115,000
550,000	Iowa HCF for Iowa Health A3-RMK, 0.99%, 2/15/35(a)	550,000
		4,665,000
	KENTUCKY—8.6%
6,235,000	Carrollton & Henderson County Public Energy and Gas Revenue, 5.00%, 1/1/09(a)	6,250,559
5,000,000	Louisville and Jefferson WSR, Series A, 1.10%, 5/15/23(a)	5,000,000
		11,250,559
	LOUISIANA—1.3%
115,000	East Baton Rouge Parish for Sales Tax Revenue, 3.50%, 8/1/30(a)	115,000
1,035,000	Iberville Parish School District Tax, 4.00%, 3/1/09	1,040,579
575,000	St. James Parish PCR for Occidental Petroleum Corp., 0.90%, 7/1/18(a)	575,000
		1,730,579
	MAINE—0.8%
1,000,000	Maine Housing Authority for Mortgage Purpose, Series H, 0.85%, 11/15/40(a)	1,000,000
	MASSACHUSETTS—7.3%
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 1.00%, 1/1/35(a)	1,325,000
800,000	Massachusetts HEFA for Museum Fine, Series A-1, 0.85%, 12/1/37(a)	800,000
3,100,000	Massachusetts HEFA for Museum Fine, Series A-2, 0.65%, 12/1/37(a)	3,100,000
4,250,000	Massachusetts Port Authority Revenue, Series B, 5.50%, 7/1/09	4,327,753
		9,552,753
	MINNESOTA—6.0%
100,000	Minneapolis Revenue Bond for Guthrie Theater Project, Series A, 0.76%, 10/1/23(a)	100,000
725,000	Minnesota State EFA for Carleton College, Series 6-D, 0.65%, 4/1/35(a)	725,000
1,540,000	Minnesota HEA for Residential Housing, Series C, 0.93%, 1/1/35(a)	1,540,000
2,370,000	Minnesota HEA for Rental Housing, Series C, 2.80%, 2/1/09(a)	2,370,944
2,420,000	Minnesota HEA for Rental Housing, Series C, 2.90%, 2/1/09(a)	2,424,235
415,000	University of Minnesota, Series A, 0.60%, 1/1/34(a)(b)	415,000
250,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 1.50%, 6/1/11(a)	250,000
		7,825,179
	MISSISSIPPI—1.5%
1,990,000	Mississippi Business Financing Corp. for Renaissance LLC Project, 1.43%, 1/1/37(a)	1,990,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MISSOURI—6.2%
$5,000,000	Missouri HEFA for Washington University, Series B, 1395%, 2/15/33(a)	$5,000,000
1,000,000	Missouri HEFA for Washington University, Series C, 1.10%, 9/1/30(a)	1,000,000
2,100,000	Missouri HEFA for Washington University, Series D, 1.10%, 9/1/30(a)	2,100,000
		8,100,000
	MONTANA—6.1%
7,980,000	Montana Board of Regents Revenue Bond for Montana State University, 1.10%, 11/15/35(a)(b)	7,980,000
	NEW JERSEY—6.5%
3,934,500	Elmwood Parks BANS, 2.75%, 8/14/09(a)	3,957,281
65,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 0.82%, 1/1/36(a)	65,000
2,100,000	New Jersey HCF for Somerset Medical Center, 1.03%, 7/1/24(a)	2,100,000
2,000,000	New Jersey HCF, Series A-3, 1.29%, 7/1/35(a)	2,000,000
320,000	New Jersey Turnpike Authority, Series C-2, 4.50%, 1/1/24(a)	320,000
		8,442,281
	NEW YORK—6.7%
250,000	LIPA, Series F, 3.80%, 12/1/29(a)	250,000
1,735,000	New York City HDC, Series A, 3.55%, 5/1/09(a)	1,742,081
500,000	New York City MFA, Series CC-1, 0.80%, 6/15/38(a)	500,000
5,865,863	Poughkeepsie NY BANS, 3.00%, 7/17/09(a)	5,905,683
315,000	Triborough Bridge and Tunnel Authority Revenue, Series A, 2.00%, 11/1/35(a)	315,000
		8,712,764
	NORTH CAROLINA—0.4%
510,000	North Carolina Medical Care Community HCF for Iredell Memorial Hospital, 0.90%, 10/1/37(a)	510,000
	OHIO—6.9%
145,000	Allen County HCF for Mennonite Menorial Home Project, 0.81%, 2/1/18(a)	145,000
5,000,000	American Municipal Power, 1.70%, 12/4/08(a)	5,000,000
2,000,000	American Municipal Power, Series A, 5.00%, 2/1/09(a)	2,008,030
205,000	Franklin County HCF for Friendship Village, 0.90%, 11/1/34(a)	205,000
500,000	Ohio State Air Quality DAR for Timken Project, 2.00%, 11/1/25(a)	500,000
1,145,000	Ohio State HEA for Pooled Financing Program, Series A, 5.90%, 9/1/27(a)	1,145,000
		9,003,030
	PENNSYLVANIA—13.8%
240,000	Beaver County Pollution Controle Revenue, 1.20%, 12/1/35(a)	240,000
85,000	Chester County HEFA for Barclay Friends Project, Series B, 5.60%, 8/1/25(a)	85,000
400,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 0.90%, 1/1/41(a)	400,000
11,660,000	Lancaster County HFR for Masonic Homes Project, 1.10%, 5/1/32(a)	11,660,000
100,000	Lancaster County HFR for Lancaster General Hospital, 0.82%, 7/1/41(a)	100,000
2,505,000	Pennsylvania State Turnpike Commission Pre-Refunded, Series A, 5.25%, 12/1/08(a)	2,530,050
400,000	Philadelphia HRB for Children's Hospital, Series A, 1.40%, 7/1/31(a)	400,000
2,555,000	Somerset County Hospital Authority for Somerset Community Hospital, 2.40%, 3/1/37(a)	2,555,000
		17,970,050
	PUERTO RICO—2.3%
3,025,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-4, 0.80%, 7/1/31(a)	3,025,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	RHODE ISLAND—5.3%
$5,500,000	Cumberland TAN, Series 1, 2.50%, 6/30/09(a)	$5,523,465
900,000	Providence MFH for Cathedral Square, Series A, 1.00%, 9/1/30(a)	900,000
500,000	Providence MFH for Cathedral Square, Series A, 1.00%, 9/1/17(a)	500,000
		6,923,465
	SOUTH CAROLINA—1.5%
400,000	Charleston County HFR for Care Alliance Health Services, 0.95%, 8/15/30(a)	400,000
1,500,000	South Carolina Public Servie Authority Revenue, Series A, 5.50%, 1/1/09(a)	1,504,697
		1,904,697
	TENNESSEE—0.6%
750,000	Montgomery County Public Building Pooled Financing , 0.90%, 7/1/38(a)	750,000
	TEXAS—13.7%
1,000,000	Dallas TX for Performing Arts, Series B, 0.80%, 9/1/41(a)	1,000,000
1,850,000	Denton County Utility System Revenue, Series A, 6.00%, 12/1/08(a)	1,850,000
1,100,000	Harris County for Toll Road, 1.95%, 8/15/20(a)	509,063
2,500,000	Harris County HEFA for Methodist Hospital, Series A-2, 0.90%, 12/1/39(a)	2,500,000
8,000,000	Houston Texas Airport System Revenue, 1.73%, 9/5/08(a)	8,000,000
400,000	Houston Texas for Public Improvement, Series A, 5.00%, 3/1/09(a)	403,397
2,000,000	Lavernia HEA, 1.75%, 2/18/09(a)	2,000,000
1,600,000	Lubbock HCF for St Joseph Health System B, 2.00%, 7/1/23(a)	1,600,000
		17,862,460
	VIRGINIA—15.7%
20,000	Capital Region Airport Commission for Passenger Facilities, Series B, 1.16%, 6/1/35(a)	20,000
225,000	Charlottesville IDA, 0.85%, 12/1/13(a)	225,000
195,000	Fairfax County EDA for George Mason Foundation, 1.00%, 2/1/29(a)	195,000
880,000	Hanover County IDA for Covenant Woods, 0.95%, 7/1/29(a)	880,000
15,115,000	Lexington IDA EFA for VMI Development Board Inc. Project, 1.10%, 12/1/36(a)	15,115,000
3,920,000	Virginia College PRA for 21st Century College, Series C, 1.10%, 2/1/26(a)	3,920,000
180,000	Williamsburg IDA for Colonial Williamsburg Foundation, 0.95%, 12/1/18(a)	180,000
		20,535,000
	VERMONT—0.8%
1,010,000	Vermont HEFA for Mt. Ascutney Hospital Project A, 1.15%, 10/1/34(a)	1,010,000
	WASHINGTON—34.2%
505,000	King County HFA for Birch Creek Apartments Project, 2.00%, 5/1/09(a)	505,000
3,860,000	Port of Seattle Improvement Revenue Bond, Series C, 5.00%, 9/1/09(a)	3,931,055
5,120,000	Port Tacoma Revenue Bond, 5.00%, 12/1/08(a)	5,120,000
35,000,000	Washington Housing Finance Community for Mirabella Project, Series A, 2.00%, 3/1/36(a)	35,000,000
		44,556,055
	WISCONSIN—1.0%
1,355,000	Wisconsin Housing EDA, Series A, 3.40%, 9/1/09(a)	1,360,967

Total Investments (Cost* $320,936,774)	246.1%	320,936,774
Liabilities in excess of other assets	(146.1)	(190,519,431)
Net Assets	100.0%	$130,417,343

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $320,936,774)	$320,936,774
Cash	16,888,193
Interest receivable	1,950,764
Receivable for securities sold	40,311,390
Receivable for fund shares sold	1,262,264
Other Assets	488,512
Total Assets	381,837,897
Liabilities
Payable for fund shares repurchased	247,251,833
Payable for securities sold	2,133,605
Comprehensive management fees payable	80,003
Distribution (12b-1) fees payable	1,342
Other Liabilities	1,953,771
Total Liabilities	251,420,554
Net Assets	$130,417,343
Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each class:
27,977,592 shares Class R	$1.00
4,778 shares Investor Class II	$1.00
10 shares Investor Class I	$1.00
31,162,472 shares Class Treasurer's Trust	$1.00
7,498,212 shares Liquidity Class V	$1.00
9,894,750 shares Liquidity Class III	$1.00
101,176 shares Liquidity Class II	$1.00
97,794 shares Liquidity Class I	$1.00
53,534,459 shares Class Institutional	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	320,936,774
Level 3 — Significant Unobservable Inputs	—
Total	$320,936,774

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—121.8%	Value (Note 1)
	CALIFORNIA—92.1%
$690,000	California HFA for Home Mortgage, Series C, 4.10%, 8/1/31(a)	$690,000
990,000	California HFA for Home Mortgage, Series F, 7.35%, 2/1/34(a)	990,000
250,000	California Infrastructure and Economic Development for Jewish Museum, 0.70%, 12/1/36(a)	250,000
70,000	California Infrastructure and Economic Development for SRI International, Series A, 0.40%, 9/1/28(a)	70,000
250,000	California State GO for Kindergarten University, 0.45%, 5/1/34(a)	250,000
85,000	California Statewide CDA for Childrens Hospital, Series C, 0.70%, 8/15/34(a)	85,000
400,000	California Statewide CDA for Crossings Madera Housing, 0.84%, 1/1/38(a)	400,000
260,000	California Statewide CDA for Sweep Loan Program, Series B, 0.56%, 6/1/35(a)	260,000
150,000	California Statewide CDA for University Retirement Community Project, 0.50%, 11/15/38(a)	150,000
		3,145,000
	PUERTO RICO—29.7%
1,000,000	Puerto Rico Public Finance Corp., Series A, 5.00%, 6/1/09(a)	1,014,857

Total Investments (Cost* $4,159,857)	121.8%	4,159,857
Liabilities in excess of other assets	(21.8)	(743,623)
Net Assets	100.0%	$3,416,234

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost* $4,159,857)	$4,159,857
Cash	787,689
Other Assets	1,983
Total Assets	4,949,529
Liabilities
Payable for fund shares repurchased	1,520,428
Comprehensive management fees payable	3,644
Distribution (12b-1) fees payable	164
Other Liabilities	9,059
Total Liabilities	1,533,295
Net Assets	$3,416,234
Net asset value, offering and redemption price per share, based on 3,413,175 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	4,159,857
Level 3 — Significant Unobservable Inputs	—
Total	$4,159,857

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—144.3%	Value (Note 1)
	CONNECTICUT—141.2%
$1,365,000	Connecticut DAR for Solid Waste, 0.96%, 8/1/23(a)	$1,365,000
200,000	Connecticut HEFA for Edgehill, Series C, 2.55%, 7/1/27(a)	200,000
1,440,000	Connecticut HEFA for Greenwich Hospital, Series C, 0.45%, 7/1/26(a)	1,440,000
970,000	Connecticut HEFA for Klingberg Family Center, 0.90%, 7/1/32(a)	970,000
985,000	Connecticut HEFA for University of Bridgeport, Series B, 1.00%, 7/1/37(a)(b)	985,000
1,000,000	Connecticut HFA for Cil Realty, 0.80%, 7/1/32(a)	1,000,000
680,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.45%, 11/15/31(a)	680,000
		6,640,000
	PUERTO RICO—3.1%
525,000	Puerto Rico Commonwealth Public Improvement, Series A-2, 3.00%, 7/1/29(a)	145,000

Total Investments (Cost* $6,785,000)	144.3%	6,785,000
Liabilities in excess of other assets	(44.3)	(2,083,533)
Net Assets	100.0%	$4,701,467

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $6,785,000)	$6,785,000
Cash	2,105,803
Interest receivable	5,519
Other Assets	38,274
Total Assets	8,934,596
Liabilities
Payable for fund shares repurchased	4,196,263
Comprehensive management fees payable	7,794
Distribution (12b-1) fees payable	905
Other Liabilities	28,167
Total Liabilities	4,233,129
Net Assets	$4,701,467
Net asset value, offering and redemption price per share, based on 4,712,176 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	6,785,000
Level 3 — Significant Unobservable Inputs	—
Total	$6,785,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—106.6%	Value (Note 1)
	FLORIDA—106.6%
$380,000	Broward County Apartment System Revenue, Series N, 1.15%, 10/1/29(a)	$380,000
370,000	Broward County HCFA for John Knox Village Project, 1.00%, 9/1/32(a)	370,000
490,000	Charlotte County Utility Revenue, Series A, 1.55%, 10/1/21(a)	490,000
135,000	Collier County HFA for The Moorings Inc. Project, 1.20%, 12/1/24(a)	135,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 0.90%, 1/1/16(a)	150,000
1,265,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.00%, 6/1/34(a)	1,265,000
300,000	Florida HFC Multifamily for Lighthouse Bay Apartments, 0.90%, 11/1/32(a)	300,000
275,000	Florida State Board of Education Lottery Revenue, Series B, 3.50%, 1/1/09(a)	275,286
1,500,000	Florida State Board of Education Lottery Revenue, Series B, 5.75%, 7/1/09(a)	1,533,211
825,000	Marion County HFA for Paddock Apartmetns, 1.05%, 10/15/32(a)	825,000
380,000	Marion County IDA for Hospice of Marion County Inc Project, 1.18%, 8/1/23(a)	380,000
400,000	Miami-Dade County IDA for United Way Inc. Project, 1.48%, 5/1/28(a)	400,000
665,000	Orange County Expressway, Series C-3, 4.00%, 7/1/25(a)	665,000
725,000	Palm Beach County HCFA for Jupiter Medical Center, Series B, 1.20%, 8/1/20(a)	725,000
1,385,000	Palm Beach County School Board COPS, Series B, 4.35%, 8/1/27(a)(b)	1,385,000
280,000	Sarasota County HCFA for Bay Village Project, 0.97%, 12/1/33(a)	280,000
45,000	Volusia County HFA for Anatole Apartments, 1.05%, 10/15/32(a)	45,000
		9,603,497

Total Investments (Cost* $9,603,497)	106.6%	9,603,497
Liabilities in excess of other assets	(6.6)	(592,974)
Net Assets	100.0%	$9,010,523

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $9,603,497)	$9,603,497
Cash	202,071
Interest receivable	67,585
Receivable for fund shares sold	15,780
Other Assets	11,962
Total Assets	9,900,895
Liabilities
Payable for fund shares repurchased	858,340
Comprehensive management fees payable	14,362
Distribution (12b-1) fees payable	1,728
Other Liabilities	15,942
Total Liabilities	890,372
Net Assets	$9,010,523
Net asset value, offering and redemption price per share, based on 9,010,523 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	9,603,497
Level 3 — Significant Unobservable Inputs	—
Total	$9,603,497

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—108.6%	Value (Note 1)
	MICHIGAN—108.6%
$635,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series B, 0.90%, 11/1/19(a)	$635,000
1,700,000	Kentwood EDC for Holland Home, Series B, 0.90%, 11/1/32(a)	1,700,000
1,500,000	Michigan State HDA MHR for Courtyards of Taylor Ltd., Series A, 0.90%, 8/15/32(a)	1,500,000
35,000	Michigan State University Revenue, Series A, 6.50%, 8/15/32(a)(b)	35,000
815,000	Milan Area Schools Unlimited GO Bond, 0.80%, 5/1/30(a)(b)	815,000
		4,685,000

Total Investments (Cost* $4,685,000)	108.6%	4,685,000
Liabilities in excess of other assets	(8.6)	(370,955)
Net Assets	100.0%	$4,314,045

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $4,685,000)	$4,685,000
Cash	216,034
Interest receivable	3,351
Other Assets	9,582
Total Assets	4,913,967
Liabilities
Payable for fund shares repurchased	592,015
Comprehensive management fees payable	6,283
Distribution (12b-1) fees payable	827
Other Liabilities	797
Total Liabilities	599,922
Net Assets	$4,314,045
Net asset value, offering and redemption price per share, based on $4,312,166 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	4,685,000
Level 3 — Significant Unobservable Inputs	—
Total	$4,685,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—237.1%	Value (Note 1)
	NEW JERSEY—192.9%
$280,000	Essex County Improvement Authority Revenue for Jewish Community Center Metro Project, 0.95%, 7/1/30(a)	$280,000
900,000	New Jersey Building Authority, 0.78%, 8/1/17(a)	900,000
3,270,000	New Jersey EDA for Cascade Corporation Housing, Series A, 6.00%, 9/15/13(a)	3,381,632
400,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 1.09%, 7/1/23(a)	400,000
150,000	New Jersey EDA for Commerce Center Project, 0.55%, 7/1/29(a)	150,000
680,000	New Jersey EDA for Morris Museum Project, 4.50%, 1/1/24(a)	680,000
250,000	New Jersey EDA for Port Newark Container LLC, 1.11%, 7/1/23(a)	250,000
20,000	New Jersey EDA for School Facility Construction Bonds, Series R-3, 3.00%, 7/1/29(a)	20,000
7,175,000	New Jersey EDA for Stuart County Day School, 0.80%, 7/1/31(a)	7,175,000
800,000	New Jersey HCF for Childrens Specialized Hospital, Series B, 0.83%, 7/1/23(a)	800,000
70,000	New Jersey HCF for Computer Program at Robert Wood University Hospital, Series A8, 2.15%, 10/1/26(a)	70,000
1,500,000	New Jersey HCF for Matheny School Hospital, Series A, 1.08%, 7/1/23(a)	1,500,000
600,000	New Jersey HCF for Robert Wood University Hospital, Series A3, 1.11%, 7/1/25(a)	600,000
400,000	New Jersey HCF for Somerset Medical Center, 1.09%, 7/1/36(a)	400,000
900,000	New Jersey HCF for Virtual Health, 0.82%, 2/1/31(a)	900,000
975,000	New Jersey State Housing & Mortgage Finance Agency for Single Family Housing, Series O, 1.00%, 2/1/38(a)	975,000
1,025,000	New Jersey State Transit COPS, Series A, 1.00%, 10/1/32(a)	1,025,000
935,000	New Jersey Turnpike Authority, Series C-2, 0.82%, 1/1/36(a)	935,000
		20,441,632
	PUERTO RICO—44.2%
500,000	Puerto Rico Commonwealth for Public Improvement, Series A2, 1.00%, 7/1/34(a)	500,000
645,000	Puerto Rico Commonwealth for Public Improvement, Series A4, 0.70%, 7/1/33(a)	645,000
2,535,000	Puerto Rico Commonwealth for Public Improvement, Series A7, 0.45%, 6/15/23(a)	2,535,000
1,000,000	Puerto Rico Commonwealth for Public Improvement, Series A8, 1.03%, 7/1/24(a)	1,000,000
		4,680,000

Total Investments (Cost* $25,121,632)	237.1%	25,121,632
Liabilities in excess of other assets	(137.1)	(14,525,304)
Net Assets	100.0%	$10,596,328

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $25,121,632)	$25,121,632
Cash	16,381
Interest receivables	59,488
Other Assets	15,905
Total Assets	25,213,406
Liabilities
Payable for fund shares repurchased	14,565,011
Comprehensive management fees payable	17,998
Distribution (12b-1) fees payable	2,031
Other Liabilities	32,038
Total Liabilities	14,617,078
Net Assets	$10,596,328
Net asset value, offering and redemption price per share, based on 10,590,705 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	25,121,632
Level 3 — Significant Unobservable Inputs	—
Total	$25,121,632

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—OHIO MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.9%	Value (Note 1)
	OHIO—97.9%
$230,000	Allen County HCF for Mennonite Home Project, 0.81%, 2/1/18(a)	$230,000
100,000	Cuyahoga County Revenue for Cleveland Clinic, Subseries B-3, 0.80%, 1/1/39(a)	100,000
390,000	Franklin County HCF for Friendship Village of Dublin, Series B, 0.90%, 11/1/34(a)	390,000
435,000	Greene County Revenue for Fairview Extended, Series B, 0.85%, 1/1/11(a)	435,000
820,000	Hamilton County HCF for Hilltop Health Facilities Project A, 1.00%, 6/1/22(a)	820,000
860,000	Montgomery County HRB for Kettering Health, 6.35%, 8/1/47(a)	860,000
150,000	Ohio State Air Quality DAR for Firstenergy, Series A, 1.30%, 6/1/33(a)	150,000
300,000	Ohio State HFH for Chambrel at Montrose, 0.90%, 11/15/32(a)	300,000
880,000	Ohio State WDA PCR for Firstenergy Project, Series A, 0.85%, 8/1/33(a)	880,000
250,000	Ohio State WDA PCR for Firstenergy Project, Series B, 0.85%, 1/1/34(a)	250,000
500,000	Wellsville GO for Local School District, 5.65%, 12/1/08(a)	510,000
		4,925,000

Total Investments (Cost* $4,925,000)	97.9%	4,925,000
Other Assets less Liabilities	2.1	103,521
Net Assets	100.0%	$5,028,521

Net asset value, offering and redemption price per share, based on 5,028,522 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	4,925,000
Level 3 — Significant Unobservable Inputs	—
Total	$4,925,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—89.0%	Value (Note 1)
	PENNSYLVANIA—89.0%
$100,000	Beaver County IDA for Firstenergy Nuclear Generator, Series B, 1.20%, 12/1/35(a)	$100,000
100,000	Chester County HEFA for Barclay Friends Project, Series B, 5.60%, 8/1/25(a)	100,000
100,000	Cumberland County for Asbury Group, 0.90%, 1/1/41(a)	100,000
100,000	Geisinger Authority HSR for Geisinger Health Systems, 0.65%, 11/15/32(a)	100,000
100,000	Geisinger Authority HSR for Geisinger Health Systems, Series A, 0.65%, 5/15/35(a)	100,000
100,000	Lancaster County HFR for Lancaster General Hospital, 0.82%, 7/1/41(a)	100,000
100,000	Lancaster County HFR for Masonic Homes Project, Series B, 1.10%, 5/1/32(a)	100,000
60,000	Montgomery County HEFA for William Penn Charter, 0.78%, 9/15/31(a)(b)	60,000
300,000	Philadelphia Hospital and HEFA for Children's Hospital, Series A, 1.40%, 7/1/31(a)	300,000
100,000	Philadelphia Hospital and HEFA for Children's Hospital, Series A, 0.75%, 2/15/14(a)	100,000
		1,160,000

Total Investments (Cost* $1,160,000)	89.0%	1,160,000
Other Assets less Liabilities	11.0	143,292
Net Assets	100.0%	$1,303,292

Net asset value, offering and redemption price per share, based on 1,302,917 shares of beneficial interest, $.001 par value outstanding, Class R.	$1.00

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost* $1,160,000)	$1,160,000
Cash	644,951
Interest receivable	1,283
Other Assets	1,942
Total Assets	1,808,176
Liabilities
Payable for fund shares repurchased	487,312
Comprehensive management fees payable	1,925
Distribution (12b-1) fees payable	143
Other Liabilities	15,504
Total Liabilities	504,884
Net Assets	$1,303,292

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,160,000
Level 3 — Significant Unobservable Inputs	—
Total	$1,160,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—84.7%	Value (Note 1)
	VIRGINIA—84.7%
$70,000	Capital Region Airport Community for Passenger Facility, Series B, 1.16%, 6/1/35(a)	$70,000
275,000	Charlottesville IDA for Seminole, Series B, 0.85%, 12/1/13(a)	275,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 0.90%, 10/1/35(a)	600,000
435,000	Loudoun County IDA for Day Care Center, 0.78%, 3/1/38(a)	435,000
205,000	Nelson County IDA for Taylor Ramsey Corp. Project, 1.204%, 8/1/09(a)	205,000
645,000	Norfolk EDA for Sentara Healthcare, Series C, 1.85%, 11/1/34(a)	645,000
150,000	Virginia Commonwealth University for General Revenue, Series A, 0.95%, 11/1/30(a)	150,000
200,000	Virginia Small Business HFR for Carilion Clinic, Series A, 1.10%, 7/1/42(a)	200,000
		2,580,000

Total Investments (Cost* $2,580,000)	84.7%	2,580,000
Other Assets less Liabilities	15.3	465,231
Net Assets	100.0%	$3,045,231

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $2,580,000)	$2,580,000
Cash	719,014
Interest receivable	2,356
Receivable for fund shares sold	143,933
Other Assets	32,320
Total Assets	3,477,623
Liabilities
Payable for fund shares repurchased	423,949
Comprehensive management fees payable	4,483
Distribution (12b-1) fees payable	584
Other Liabilities	3,376
Total Liabilities	432,392
Net Assets	$3,045,231
Net asset value, offering and redemption price per share, based on 3,045,089 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	2,580,000
Level 3 — Significant Unobservable Inputs	—
Total	$2,580,000

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—289.6%	Value (Note 1)
	NEW YORK—220.7%
$900,000	Nassau County IDA for Cold Spring Harbor Lab, 0.75%, 1/1/42(a)	$900,000
4,000,000	New York City Cultural Resources for Lincoln Center, 1.20%, 12/1/35(a)	4,000,000
200,000	New York City GO, Sub-Series A-8, 0.80%, 8/1/18(a)	200,000
6,900,000	New York City GO, Series B, 0.70%, 8/15/18(a)	6,900,000
1,600,000	New York City GO, Sub-Series B-3, 0.75%, 8/15/18(a)	1,600,000
1,400,000	New York City GO, Sub-Series E-2, 0.80%, 8/1/34(a)	1,400,000
800,000	New York City GO, Sub-Series E-2, 0.75%, 8/1/20(a)	800,000
200,000	New York City GO, Sub-Series E-2, 0.75%, 8/1/21(a)	200,000
1,000,000	New York City GO, Sub-Series L-6, 0.95%, 4/1/32(a)	1,000,000
5,900,000	New York City HDC for MFH, Series H-2, 0.85%, 5/1/13(a)	5,900,000
300,000	New York City IDA for American Civil Project, 0.75%, 6/1/35(a)	300,000
1,700,000	New York City IDA for Children's Oncology Society, 0.75%, 5/1/21(a)	1,700,000
585,000	New York City MWFA WSR for Second Generation Res CC1, 0.80%, 6/15/38(a)	585,000
1,400,000	New York City TFA for Future Tax, Series C5, 1.20%, 8/1/31(a)	1,400,000
1,250,000	New York State Dorm Authority for Cornell University, Series C, 0.75%, 7/1/37(a)	1,250,000
10,315,000	Westchester IDA for Northern Westchester Hospital, 1.06%, 11/1/24(a)	10,315,000
		38,450,000
	PUERTO RICO—68.9%
12,000,000	Puerto Rico Commonwealth for Public Improvement, Series A-4, 0.80%, 7/1/31(a)	12,000,000

Total Investments (Cost* $50,450,000)	289.6%	50,450,000
Liabilities in excess of other assets	(189.6)	(33,028,869)
Net Assets	100.0%	$17,421,131

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $50,450,000)	$50,450,000
Cash	38,914,811
Interest receivable	40,264
Other Assets	80,155
Total Assets	89,485,230
Liabilities
Payable for fund shares repurchased	71,971,171
Comprehensive management fees payable	23,974
Other Liabilities	68,954
Total Liabilities	72,064,099
Net Assets	$17,421,131
Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
17,404,044 shares, Class R	$1.00
10,482 shares, Class Treasurer's Trust	$1.00

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	50,450,000
Level 3 — Significant Unobservable Inputs	—
Total	$50,450,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—60.6%	Value (Note 1)
	ARIZONA—60.6%
$10,000	Apache County IDA for Tucson Electric Power, Series 83A, 0.65%, 12/15/18(a)	$10,000
10,000	Apache County IDA for Tucson Electric Power, Series 83C, 0.65%, 12/15/18(a)	10,000
10,000	Arizona HFA for The Terraces, 1.00%, 12/1/37(a)	10,000
10,000	Coconino PCR for Arizona Public Service Co. Project, 0.75%, 11/1/33(a)	10,000
10,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.05%, 9/15/35(a)	10,000
15,000	Pima County IDA for GNMA MBS Broadway, Series A, 0.84%, 12/1/25(a)	15,000
		65,000

Total Investments (Cost* $65,000)	60.6%	65,000
Other Assets less Liabilities	39.4	42,293
Net Assets	100.0%	$107,293

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $65,000)	$65,000
Cash	42,338
Interest receivable	223
Total Assets	107,561
Liabilities
Comprehensive management fees payable	102
Distribution (12b-1) fees payable	7
Other Liabilities	159
Total Liabilities	268
Net Assets	$107,293
Net asset value, offering and redemption price per share, based on $107,155 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	65,000
Level 3 — Significant Unobservable Inputs	—
Total	$65,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2008 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—86.8%	Value (Note 1)
	MINNESOTA—67.0%
$125,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 0.76%, 10/1/23(a)	$125,000
30,000	Minnesota HEFA for Residential Housing, Series C, 0.93%, 1/1/35(a)	30,000
105,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 0.76%, 12/1/15(a)	105,000
465,000	St. Cloud HCF for Center Care Health System Project C, 1.00%, 5/1/42(a)	465,000
465,000	St. Paul HDA for Highland Ridge Project, 1.00%, 10/1/33(a)	465,000
50,000	University of Minnesota, Series A, 0.60%, 1/1/34(a)(b)	50,000
380,000	Winona Port Authority IDA for Bay St Milling Co. Project, Series A, 1.50%, 6/1/11(a)	380,000
		1,620,000
	PENNSYLVANIA—12.4%
300,000	Cumberland County MFA for Asbury Obligated Group, 0.90%, 1/1/41(a)	300,000
	VIRGINIA—7.4%
180,000	Virginia College Building Authority for 21st Century College, Series C, 1.10%, 2/1/26(a)	180,000

Total Investments (Cost* $2,100,000)	86.8%	2,100,000
Other Assets less Liabilities	13.2	319,738
Net Assets	100.0%	$2,419,738

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $2,100,000)	$2,100,000
Cash	890,659
Interest receivable	2,294
Other Assets	917
Total Assets	2,993,870
Liabilities
Payable for fund shares repurchased	569,127
Comprehensive management fees payable	3,501
Distribution (12b-1) fees payable	464
Other Liabilities	1,040
Total Liabilities	574,132
Net Assets	$2,419,738
Net asset value, offering and redemption price per share, based on 2,419,559 shares beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES—NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	2,100,000
Level 3 — Significant Unobservable Inputs	—
Total	$2,100,000

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2008 (Unaudited)

	Reserve Municipal Money-Market Trust II
	California Fund	Connecticut Fund	Florida Fund	Michigan Fund
Interest Income (Note 1)	$488,949	$288,576	$402,926	$200,672
Expenses (Note 2)
Comprehensive management fees
Class R	214,244	113,952	144,655	80,775
Class Treasurer's Trust	—	—	—	—
Distribution (12b-1) fees	66,125	35,170	44,647	24,931
Trustee fee	280	192	354	285
Chief Compliance Officer Salary expense	276	70	151	38
Legal fee	26	—	13,926	4,824
Interest expense	1,335	4,919	—	—
Total expenses before waiver	282,286	154,303	203,733	110,853
Less: expenses waived (Note 2)		—	—	—
Net Expenses	282,286	154,303	203,733	110,853
Net Investment Income	206,663	134,273	199,193	89,819
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	3,060	(10,707)	—	—
Net Increase in Net Assets Resulting from Operations	$209,723	$123,566	$199,193	$89,819
	Reserve Municipal Money-Market Trust II
	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Interest Income (Note 1)	$542,672	$217,944	$400,249	$206,125
Expenses (Note 2)
Comprehensive management fees
Class R	205,781	83,075	174,221	86,535
Class Treasurer's Trust	—	—	—	—
Distribution (12b-1) fees	63,513	25,640	53,772	26,708
Trustee fee	403	153	470	276
Chief Compliance Officer Salary expense	139	55	121	41
Legal fee	11,392	5,118	1,735	3,788
Interest expense	—	—	—	—
Total expenses before waiver	281,228	114,041	230,319	117,348
Less: expenses waived (Note 2)	—	—	—	—
Net Expenses	281,228	114,041	230,319	117,348
Net Investment Income	261,444	103,903	169,930	88,777
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	5,624	—	150	142
Net Increase in Net Assets Resulting from Operations	$267,068	$103,903	$170,080	$88,919

See notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2008 (Unaudited)

	Reserve Municipal Money-Market Trust
	Arizona Municipal Money-Market Fund	Minnesota Municipal Money-Market Fund
Interest Income (Note 1)	$6,523	$73,412
Expenses (Note 2)
Comprehensive management fees
Class R	2,346	28,239
Class Treasurer's Trust	—	—
Distribution (12b-1) fees	717	8,716
Trustee fee	2	50
Chief Compliance Officer Salary expense	—	8
Extraordinary Expenses	—	1,219
Total expenses	3,065	38,232
Less: expenses waived (Note 2)	—	—
Net Expenses	3,065	38,232
Net Investment Income	3,458	35,180
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	—	179
Net Increase in Net Assets Resulting from Operations	$3,458	$35,359

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2008 (Unaudited)

Interest Income (Note 1)	$11,821,232
Expenses (Note 2)
Comprehensive management fees:
Class R	838,690
Investor Class II	6,531
Investor Class I	5,925
Class Treasurer's Trust	433,604
Liquidity Class V	45,369
Liquidity Class III	138,116
Liquidity Class II	102
Liquidity Class I	81,884
Class Institutional	297,483
Distribution (12b-1) fees:
Class R	258,855
Investor Class II	2,916
Investor Class I	2,904
Trustee fee	9,987
Legal fee	239,847
Chief Compliance Officer Salary expense	2,432
Interest expense	142,258
Total expenses before waiver	2,506,903
Less: expenses waived (Note 2)	—
Net Expenses	2,506,903
Net Investment Income	9,314,329
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	126,464
Net Increase in Net Assets Resulting from Operations	$9,440,793

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase in Net Assets From Investment Operations:
Net investment income	$9,314,329	$28,228,040	$35,120,315
Net realized gain (loss) on investment transactions	126,464	30,170	(27,786)
Total increase in net assets from investment operations	9,440,793	28,258,210	35,092,529
Dividends Paid to Shareholders From Net Investment Income (Note 1):
Class R	(1,189,639)	(6,466,950)	(8,063,977)
Investor Class II	(16,408)	(114,388)	(162,698)
Investor Class I	(16,513)	(218,264)	(129,181)
Class Treasurer's Trust	(1,209,373)	(2,712,006)	(2,114,926)
Liquidity Class V	(174,682)	(116,838)	(11,716)
Liquidity Class III	(1,074,598)	(1,707,916)	(1,723,347)
Liquidity Class II	(1,120)	(80)	—
Liquidity Class I	(994,234)	(1,465,260)	(3,695)
Class Institutional	(4,620,462)	(15,426,465)	(16,601,095)
Class 8		—	(6,309,680)
Total dividends to shareholders	(9,297,029)	(28,228,167)	(35,120,315)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	2,773,331,922	7,575,911,005	12,613,661,628
Dividends reinvested	9,368,451	28,228,167	32,915,537
Cost of shares redeemed	(4,035,702,001)	(7,044,638,660)	(13,032,081,977)
	(1,253,001,628)	559,500,512	(385,504,812)
Net decrease in net assets	(1,252,857,864)	559,530,555	(385,532,598)
Net Assets:
Beginning of period	1,383,275,207	823,744,652	1,209,277,250
End of period	$130,417,343	$1,383,275,207	$823,744,652

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2008 (Unaudited)

Interest Income (Note 1)	$1,416,491
Expenses (Note 2)
Comprehensive management fees:
Class R	520,958
Class Treasurer's Trust	138
Distribution (12b-1) fees:
Class R	160,757
Class Treasurer's Trust	43
Trustee fee	541
Chief Compliance Officer Salary expense	406
Legal fee	15,152
Total expenses before waiver	697,995
Less: expenses waived (Note 2)	—
Net Expenses	697,995
Net Investment Income	718,496
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	(408)
Net Increase in Net Assets Resulting from Operations	$718,088

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net Investment Income	$718,496	$4,304,158	$5,109,600
Net realized gain (loss) on investment transactions	(408)	—	—
Net Increase in Net Assets Resulting from Operations	718,088	4,304,158	5,109,600
Dividends paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(711,259)	(4,303,893)	(5,109,452)
Class Treasurer's Trust	(222)	(265)	(148)
Total dividends to shareholders	(711,481)	(4,304,158)	(5,109,600)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	116,450,233	695,182,520	679,414,340
Dividends reinvested	706,144	4,304,158	4,769,672
Cost of shares redeemed	(283,214,187)	(794,019,643)	(592,132,333)
	(166,057,810)	(94,532,965)	92,051,679
Net increase (decrease) in net assets	(166,051,203)	(94,532,965)	92,051,679
Net Assets:
Beginning of period	183,472,334	278,005,299	185,953,620
End of period	$17,421,131	$183,472,334	$278,005,299

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Municipal Money-Market Trust II
	California Fund			Connecticut Fund
	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$206,663	$2,338,681	$3,494,300	$134,273	$839,187	$824,146
Net realized gain (loss) on investment transactions	3,060	—	—	(10,707)	—	—
Net Increase in Net Assets Resulting from Operations	209,723	2,338,681	3,494,300	123,566	839,187	824,146
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(206,663)	(2,338,681)	(3,494,300)	(134,273)	(839,187)	(824,146)
Class Treasurer's Trust	—	—	—	—	—	—
Total dividends to shareholders	(206,663)	(2,338,681)	(3,494,300)	(134,273)	(839,187)	(824,146)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	55,346,995	497,385,391	637,731,986	36,945,985	123,558,314	125,090,416
Dividends reinvested	2,346	2,338,681	3,191,678	133,743	839,187	771,687
Cost of shares redeemed	(136,631,039)	(548,568,776)	(631,517,799)	(72,027,869)	(131,315,323)	(106,628,528)
	(81,281,698)	(48,844,704)	9,405,865	(34,948,141)	(6,917,822)	19,233,575
Net increase (decrease) in net assets	(81,278,638)	(48,844,704)	9,405,865	(34,958,848)	(6,917,822)	19,233,575
Net Assets:
Beginning of period	84,694,872	133,539,576	124,133,711	39,660,315	46,578,137	27,344,562
End of period	$3,416,234	$84,694,872	$133,539,576	$4,701,467	$39,660,315	$46,578,137

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Municipal Money-Market Trust II
	Florida Fund			Michigan Fund
	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$199,193	$1,332,810	$1,474,751	$89,819	$521,269	$357,742
Net realized gain (loss) on investment transactions	—	—	—	—	—	—
Net Increase in Net Assets Resulting from Operations	199,193	1,332,810	1,474,751	89,819	521,269	357,742
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(199,193)	(1,332,810)	(1,474,751)	(87,940)	(521,269)	(357,742)
Class Treasurer's Trust		—	—	—	—	—
Total dividends to shareholders	(199,193)	(1,332,810)	(1,474,751)	(87,940)	(521,269)	(357,742)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	23,790,721	257,920,022	305,908,620	18,762,848	91,847,005	75,830,827
Dividends reinvested	199,265	1,332,810	1,331,113	88,007	521,269	322,218
Cost of shares redeemed	(69,976,458)	(277,851,520)	(288,702,494)	(43,946,891)	(79,500,905)	(75,865,368)
	(45,986,472)	(18,598,688)	18,537,239	(25,096,036)	12,867,369	287,677
Net increase (decrease) in net assets	(45,986,472)	(18,598,688)	18,537,239	(25,094,157)	12,867,369	287,677
Net Assets:
Beginning of period	54,996,995	73,595,683	55,058,444	29,408,202	16,540,833	16,253,156
End of period	$9,010,523	$54,996,995	$73,595,683	$4,314,045	$29,408,202	$16,540,833

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Municipal Money-Market Trust II
	New Jersey Fund			Ohio Fund
	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$261,444	$1,671,681	$1,582,353	$103,903	$433,079	$455,135
Net realized gain (loss) on investment transactions	5,624	—	—	—	—	—
Net Increase in Net Assets Resulting from Operations	267,068	1,670,681	1,582,353	103,903	433,079	455,135
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(261,444)	(1,670,681)	(1,582,353)	(103,903)	(433,079)	(455,135)
Class Treasurer's Trust	—	—	—	—	—	—
Total dividends to shareholders	(261,444)	(1,670,681)	(1,582,353)	(103,903)	(433,079)	(455,135)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	54,344,306	283,371,834	280,636,860	17,478,805	80,755,705	93,407,271
Dividends reinvested	260,028	1,670,681	1,415,495	103,495	433,079	419,038
Cost of shares redeemed	(118,482,079)	(301,202,216)	(245,470,880)	(40,884,754)	(70,265,777)	(95,082,803)
	(63,877,745)	(16,159,701)	36,581,475	(23,302,454)	10,923,007	(1,256,494)
Net increase (decrease) in net assets	(63,872,121)	(16,159,701)	36,581,475	(23,302,454)	10,923,007	(1,256,494)
Net Assets:
Beginning of period	74,468,449	90,628,150	54,046,675	28,330,975	17,407,968	18,664,462
End of period	$10,596,328	$74,468,449	$90,628,150	$5,028,521	$28,330,975	$17,407,968

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Municipal Money-Market Trust II
	Pennsylvania Fund			Virginia Fund
	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$169,930	$1,276,120	$1,547,755	$88,777	$554,222	$587,762
Net realized gain (loss) on investment transactions	150	—	—	142	—	—
Net Increase in Net Assets Resulting from Operations	170,080	1,276,120	1,547,755	88,919	554,222	587,762
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(169,705)	(1,276,120)	(1,547,755)	(88,777)	(554,222)	(587,762)
Class Treasurer's Trust			—	—	—	—
Total dividends to shareholders	(169,705)	(1,276,120)	(1,547,755)	(88,777)	(554,222)	(587,762)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	134,301,153	290,524,042	233,286,145	20,751,246	91,254,734	81,880,020
Dividends reinvested	170,975	1,276,120	1,487,201	88,672	554,222	532,329
Cost of shares redeemed	(225,239,288)	(252,088,373)	(231,286,331)	(50,545,555)	(84,812,239)	(77,349,645)
	(90,767,160)	39,711,789	3,487,015	(29,705,637)	6,996,717	5,062,704
Net increase (decrease) in net assets	(90,766,785)	39,711,789	3,487,015	(29,705,495)	6,996,717	5,062,704
Net Assets:
Beginning of period	92,070,077	52,358,288	48,871,273	32,750,726	25,754,009	20,691,305
End of period	$1,303,292	$92,070,077	$52,358,288	$3,045,231	$32,750,726	$25,754,009

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Municipal Money-Market Trust
	Arizona Municipal Money-Market Fund			Minnesota Municipal Money-Market Fund
	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007	For the Six Months Ended November 30, 2008	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$3,458	$26,011	$43,969	$35,180	$191,529	$139,654
Net realized gain (loss) on investment transactions	—	—	—	179	—	—
Net Increase in Net Assets Resulting from Operations	3,458	26,011	43,969	35,359	191,529	139,654
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(3,321)	(26,011)	(43,969)	(35,180)	(191,529)	(139,654)
Class Treasurer's Trust	—	—	—	—	—	—
Total dividends to shareholders	(3,321)	(26,011)	(43,969)	(35,180)	(191,529)	(139,654)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	822,455	6,790,758	9,460,566	3,712,243	53,229,482	34,216,148
Dividends reinvested	3,322	26,011	43,354	35,030	191,529	127,526
Cost of shares redeemed	(1,436,210)	(6,621,480)	(9,114,722)	(11,404,174)	(48,210,280)	(32,590,280)
	(610,433)	195,289	389,198	(7,656,901)	5,210,731	1,753,394
Net increase (decrease) in net assets	(610,296)	195,289	389,198	(7,656,722)	5,210,731	1,753,394
Net Assets:
Beginning of period	717,589	522,300	133,102	10,076,460	4,865,729	3,112,335
End of period	$107,293	$717,589	$522,300	$2,419,738	$10,076,460	$4,865,729

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2008, there were eleven (11) separate series of Reserve Municipal Money-Market Trust II authorized (Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Municipal Money-Market Trust (New York Municipal Money-Market Fund); and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). These financial statements and notes apply only to the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund, New York Municipal Money-Market Fund, Arizona Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund. The Funds offer two (2) classes of shares, Class R and Class Treasurer's Trust, except for the Interstate Tax-Exempt Fund, which currently offers eleven (11) classes of shares as follows: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R; Arizona Municipal Money-Market Fund, which currently offers Investor Class II, Class R and Class Treasurer's Trust; and Florida Municipal Money-Market Fund, which currently offers only Class R. As of November 30, 2008, Interstate Tax-Exempt Fund had no Liquidity Class IV and Investor Class III shares outstanding, the Arizona Municipal Money-Market Fund had no Investor Class II and Class Treasurer's Trust shares outstanding and the California, Connecticut, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Municipal Money-Market Funds had no Class Treasurer's Trust shares outstanding.

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated on a daily basis to each class based upon the relative proportion of net assets of each class.

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year ended November 30, 2008, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the overall supervision of the Board of

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

Trustees. Under the Agreement RMCI, manages each Fund's investments in accordance to its investment objective and policies. The Funds pay RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:

Class Institutional	0.13%	Class Treasurer's Trust	0.61%

Liquidity Class I	0.16%	Investor Class I	0.51%

Liquidity Class II	0.21%	Investor Class II	0.56%

Liquidity Class III	0.26%	Investor Class III	0.76%

Liquidity Class IV	0.36%	Class R	0.81%

Liquidity Class V	0.46%

The comprehensive management fee includes the investment advisory fee (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the "Independent Trustees") including the fees of the independent counsel of the Independent Trustees for which each Fund pays its direct or allocated share.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of November 30, 2008, RMCI owned 13.4% of the Arizona and 10.4% of the New York Municipal-Money Market Funds.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of November 30, 2008, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Interstate Tax-Exempt Fund	1	6%
California Municipal Money-Market Fund	2	73%, 8%
Connecticut Municipal Money-Market Fund	4	27%, 24%, 17%, 12%
Florida Municipal Money-Market Fund	3	41%, 32%, 6%
Michigan Municipal Money-Market Fund	3	39%, 31%, 20%
New Jersey Municipal Money-Market Fund	3	33%, 31%, 7%
Ohio Municipal Money-Market Fund	3	36%, 257%, 24%,
Pennsylvania Municipal Money-Market Fund	3	28%, 27%, 9%
Virginia Municipal Money-Market Fund	3	47%, 38%, 8%
New York Municipal Money-Market Fund	3	31%, 10%, 8%
Arizona Municipal Money-Market Fund	7	20%, 13%, 10%, 8%, 7%, 6%, 5%,
Minnesota Municipal Money-Market Fund	2	54%, 45%

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses may not exceed 0.25% per year of the Classes' average daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with State Street Bank and Trust, the Funds' Custodian.

Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Composition of Net Assets:

At November 30, 2008, the composition of each Fund's net assets was as follows:

	Interstate Fund	California Fund	Connecticut Fund	Florida Fund	Michigan Fund
Par Value	$130,417	$3,416	$4,701	$9,011	$4,314
Additional-Paid-in-Capital	130,286,926	3,412,818	4,696,766	9,001,512	4,309,731
Net Assets	$130,417,343	$3,416,234	$4,701,467	$9,010,523	$4,314,045
	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund	New York Fund
Par Value	$10,596	$5,029	$1,303	$3,045	$17,421
Additional-Paid-in-Capital	10,585,732	5,023,492	1,301,989	3,042,186	17,403,710
Net Assets	$10,596,328	$5,028,521	$1,303,292	$3,045,231	$17,421,131

	Arizona Fund	Minnesota Fund
Par Value	$11	$242
Additional-Paid-in-Capital	107,282	2,419,496
Net Assets	$107,293	$2,419,738

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2008.

(5)  Capital Share Transactions:

For the six months ended November 30, 2008, the year ended May 31, 2008, and the year ended May 31, 2007 the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	For the Six Months Ended November 30, 2008
	Class R	Investor Class II	Investor Class I	Treasurer's Trust	Liquidity Class V	Liquidity Class III
Sold	253,305,086	6,470,595	10,687,029	276,246,528	27,740,076	113,601,461
Reinvested	1,191,398	16,571	16,940	1,212,816	170,959	1,078,933
Redeemed	(539,626,025)	(9,835,532)	(20,628,767)	(438,589,102)	(49,051,900)	(235,728,596)
Net Increase (Decrease)	(285,129,541)	(3,348,366)	(9,924,798)	(161,129,758)	(21,140,865)	(121,048,202)

	Liquidity Class II*	Liquidity Class I	Class Institutional
Sold	90,000	315,747,645	1,769,443,502
Reinvested	1,096	1,007,115	4,672,623
Redeemed	—	(492,492,575)	(2,249,749,504)
Net Increase (Decrease)	91,096	(175,737,815)	(475,633,379)

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Capital Share Transactions (Continued)

	Year Ended May 31, 2008
	Class R	Investor Class II	Investor Class I	Treasurer's Trust	Liquidity Class V	Liquidity Class III
Sold	1,153,618,766	24,895,873	36,509,144	1,056,469,052	38,314,440	394,042,915
Reinvested	6,466,955	114,388	218,264	2,712,009	116,839	1,707,917
Redeemed	(1,166,556,343)	(26,753,380)	(35,798,706)	(963,615,011)	(10,268,611)	(307,153,353)
Net Increase (Decrease)	(6,470,622)	(1,743,119)	928,702	95,566,050	28,162,668	88,597,479

	Liquidity Class II*	Liquidity Class I	Class Institutional
Sold	20,000	469,407,780	4,402,633,035
Reinvested	79	1,465,261	15,426,455
Redeemed	(10,000)	(295,146,737)	(4,239,336,519)
Net Increase (Decrease)	10,079	175,726,304	178,722,971

	Year Ended May 31, 2007
	Class R	Investor Class II	Investor Class I	Treasurer's Trust	Liquidity Class V	Liquidity Class III
Sold	1,309,381,602	29,868,656	55,931,680	1,017,223,239	2,025,955	125,300,797
Reinvested	7,643,589	151,872	107,035	1,840,244	10,718	1,597,526
Redeemed	(1,282,983,301)	(31,281,010)	(49,690,690)	(962,993,695)	(1,821,973)	(147,516,216)
Net Increase (Decrease)	34,041,890	(1,260,482)	6,348,025	56,069,788	214,700	(20,617,893)

	Liquidity Class I	Class Institutional	Class 8 (Unaudited)
Sold	31	7,272,005,587	2,801,924,081
Reinvested	3,696	15,251,180	6,309,677
Redeemed	(31)	(6,936,822,169)	(3,618,972,892)
Net Increase (Decrease)	3,696	350,434,598	(810,739,134)

For the six months ended November 30, 2008, the year ended May 31, 2008, and the year ended May 30, 2007, the capital share transactions of each class of the New York Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	For the Six Months Ended November 30, 2008
	Class R	Treasurer's Trust
Sold	116,150,712	299,521
Reinvested	705,923	221
Redeemed	(282,895,488)	(318,699)
Net Increase (Decrease)	(166,038,853)	(18,957)

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Capital Share Transactions (Continued)

	Year Ended May 31, 2008
	Class R	Treasurer's Trust
Sold	695,156,980	25,540
Reinvested	4,303,893	265
Redeemed	(794,013,130)	(6,513)
Net Increase (Decrease)	(94,552,257)	19,292
	Year Ended May 31, 2007
	Class R	Treasurer's Trust*
Sold	686,901,533	10,015
Reinvested	4,847,434	120
Redeemed	(599,707,436)	13
Net Increase (Decrease)	92,041,531	10,148

*  Liquidity Class II inception date, February 8, 2008.

(6)  Financial Highlights:

	Class R
	For the Six Months Ended November 30	Year Ended May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0071	0.0224	0.0259	0.0182	0.0070
Dividends from net investment income	(0.0071)	(0.0224)	(0.0259)	(0.0182)	(0.0070)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.43%	2.26%	2.62%	1.84%	0.70%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.1	$313.1	$319.6	$285.5	$261.4
Ratio of expenses to average net assets	1.05%	1.04%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.05%	1.04%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.14%	2.26%	2.59%	1.85%	0.69%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Investor Class II
	For the Six Months Ended November 30	Year Ended May 31,			September 23, 2004* to May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0085	0.0085	0.0284	0.0207	0.0083
Dividends from net investment income	(0.0085)	(0.0085)	(0.0284)	(0.0207)	(0.0083)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.71%	1.71%	2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$—	$—	$5.1	$6.4	$—
Ratio of expenses to average net assets	0.80	0.80%	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.80	0.80%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	1.40%	1.40%	2.83%	2.67%	1.60	%(a)
	Investor Class I
	For the Six Months Ended November 30	Year Ended May 31,			August 16, 2004* to May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0109	0.0254	0.0289	0.0212	0.0093
Dividends from net investment income	(0.0109)	(0.0254)	(0.0289)	(0.0212)	(0.0093)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	2.57%	2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	$9.9	$9.0	$2.6	$0.9
Ratio of expenses to average net assets	0.74%	0.74%	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.74%	0.74%	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	1.39%	2.51%	2.92%	2.12%	1.10	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Treasurer's Trust
	For the Six Months Ended November 30	Year Ended May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0094	0.0267	0.0299	0.0222	0.0109
Dividends from net investment income	(0.0094)	(0.0267)	(0.0299)	(0.0222)	(0.0109)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.89%	2.71%	3.04%	2.25%	1.10%
Ratios/Supplemental Data
Net assets end of period (millions)	$31.1	$192.3	$96.7	$40.7	$48.7
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.61%	0.61%	0.60%	0.60%	(b)
Ratio of net investment income to average net assets	1.71%	2.59%	3.01%	2.25%	1.24%
	Liquidity Class V
	For the Six Months Ended November 30	Year Ended May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0102	0.0102	0.0314	0.0237	0.0125
Dividends from net investment income	(0.0102)	(0.0102)	(0.0314)	(0.0237)	(0.0125)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.04%	2.04%	3.19%	2.40%	1.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$7.5	$7.5	$0.50	$0.30	$0.10
Ratio of expenses to average net assets	0.46%	0.46%	0.46%	0.45%	0.46%
Ratio of expenses to average net assets net of fee waivers	0.46%	0.46%	0.45%	0.45%	(b)
Ratio of net investment income to average net assets	1.76%	1.76%	3.14%	2.46%	1.37%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Liquidity Class III
	For the Six Months Ended November 30	Year Ended May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0111	0.0302	0.0334	0.0257	0.0144
Dividends from net investment income	(0.0111)	(0.0302)	(0.0334)	(0.0257)	(0.0144)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.23%	3.07%	3.40%	2.61%	1.46%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.9	$130.9	$42.4	$63.0	$77.7
Ratio of expenses to average net assets	0.26%	0.26%	0.26%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.26%	0.26%	0.25%	0.25%	(b)
Ratio of net investment income to average net assets	2.01%	2.91%	3.33%	2.50%	1.76%

	Liquidity Class II
	For the Six Months Ended November 30	February 8, 2008* to May 31,
Interstate Tax-Exempt Fund	2008	2008
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0114	0.0079
Dividends from net investment income	(0.0114)	(0.0079)
Net asset value at end of period	$1.0000	$1.0000
Total Return	2.29%	0.79%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$—	^
Ratio of expenses to average net assets	0.21%	0.22	%(a)
Ratio of expenses to average net assets net of fee waivers	0.21%	0.22	%(a)
Ratio of net investment income to average net assets	2.34%	2.56	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Liquidity Class I
	For the Six Months Ended November 30	Year Ended May 31,
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0116	0.0312	0.0344	0.0267	0.0154
Dividends from net investment income	(0.0116)	(0.0312)	(0.0344)	(0.0267)	(0.0154)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.34%	3.17%	3.50%	2.71%	1.56%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$175.8	$0.1	$0.1	$0.1
Ratio of expenses to average net assets	0.16%	0.16%	0.16%	0.15%	0.16%
Ratio of expenses to average net assets net of fee waivers	0.16%	0.16%	0.15%	0.15%	(b)
Ratio of net investment income to average net assets	1.92%	2.76%	3.44%	2.55%	1.54%
	Class Institutional
	For the Six Months Ended November 30	Year Ended May 31,			February 1, 2005* to May 31
Interstate Tax-Exempt Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0118	0.0315	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0118)	(0.0315)	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.37%	3.20%	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$53.7	$529.2	$350.4	$— ^	$—	^
Ratio of expenses to average net assets	0.13%	0.13%	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.13%	0.13%	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	2.01%	3.17%	3.51%	2.73%	2.12	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
California Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0056	0.0207	0.0250	0.0177	0.0068
Dividends from net investment income	(0.0056)	(0.0207)	(0.0250)	(0.0177)	(0.0068)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.12%	2.09%	2.53%	1.79%	0.69%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.4	$84.7	$133.5	$124.1	$105.2
Ratio of expenses to average net assets	1.07%	1.04%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.07%	0.96%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.79%	2.15%	2.50%	1.80%	0.69%
	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Connecticut Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0056	0.0206	0.0259	0.0179	0.0068
Dividends from net investment income	(0.0056)	(0.0206)	(0.0259)	(0.0179)	(0.0068)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.12%	2.08%	2.63%	1.81%	0.68%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.7	$39.7	$46.6	$27.3	$23.4
Ratio of expenses to average net assets	1.06%	1.05%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.06%	0.86%	0.96%	0.99%	1.00%
Ratio of net investment income to average net assets	0.96%	2.06%	2.60%	1.79%	0.68%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Florida Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0073	0.0214	0.0261	0.0185	0.0072
Dividends from net investment income	(0.0073)	(0.0214)	(0.0261)	(0.0185)	(0.0072)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.46%	2.16%	2.64%	1.86%	0.73%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.0	$55.0	$73.6	$55.1	$43.1
Ratio of expenses to average net assets	1.13%	1.05%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.13%	0.98%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	1.12%	2.16%	2.62%	1.88%	0.74%
	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Michigan Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0058	0.0208	0.0263	0.0182	0.0069
Dividends from net investment income	(0.0058)	(0.0208)	(0.0263)	(0.0182)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.16%	2.10%	2.66%	1.84%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.3	$29.4	$16.5	$16.3	$16.6
Ratio of expenses to average net assets	1.11%	1.05%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.11%	0.95%	0.99%	0.99%	1.00%
Ratio of net investment income to average net assets	0.89%	1.99%	2.63%	1.78%	0.77%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
New Jersey Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0063	0.0208	0.0257	0.0178	0.0068
Dividends from net investment income	0.0063	(0.0208)	(0.0257)	(0.0178)	(0.0068)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.25%	2.10%	2.60%	1.80%	0.68%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.6	$74.5	$90.6	$54.0	$45.0
Ratio of expenses to average net assets	1.10%	1.05%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.10%	0.92%	0.99%	1.00%	0.99%
Ratio of net investment income to average net assets	1.03%	2.09%	2.62%	1.81%	0.66%
	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Ohio Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0075	0.0211	0.0261	0.0184	0.0071
Dividends from net investment income	(0.0075)	(0.0211)	(0.0261)	(0.0184)	(0.0071)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.49%	2.13%	2.65%	1.86%	0.71%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.0	$28.3	$17.4	$18.7	$19.0
Ratio of expenses to average net assets	1.11%	1.05%	1.02%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.11%	0.95%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.02%	2.04%	2.61%	1.83%	0.79%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Pennsylvania Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0054	0.0212	0.0263	0.0186	0.0070
Dividends from net investment income	(0.0054)	(0.0212)	(0.0263)	(0.0186)	(0.0070)
Net asset value at end of period	$1.00	$1.00	$1.0000	$1.0000	$1.0000
Total Return	1.07%	2.14%	2.67%	1.88%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$1.3	$92.1	$52.4	$48.9	$44.7
Ratio of expenses to average net assets	1.07%	1.05%	1.02%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.07%	0.99%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	0.79%	2.04%	2.63%	1.87%	0.70%
	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Virginia Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0060	0.0203	0.0260	0.0181	0.0067
Dividends from net investment income	(0.0060)	(0.0203)	(0.0260)	(0.0181)	(0.0067)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.21%	2.05%	2.64%	1.82%	0.67%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.0	$32.8	$25.8	$20.7	$13.7
Ratio of expenses to average net assets	1.10%	1.05%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.10%	0.93%	0.97%	0.91%	1.00%
Ratio of net investment income to average net assets	0.84%	1.97%	2.61%	1.88%	0.70%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,		April 3, 2006* to May 31,
Arizona Municipal Money-Market Fund	2008	2008	2007	2006
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0070	0.0217	0.0262	0.0039
Dividends from net investment income	(0.0070)	(0.0217)	(0.0262)	(0.0039)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.40%	2.19%	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.7	$0.5	$0.1
Ratio of expenses to average net assets	1.04%	1.04%	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers	1.04%	0.64%	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	1.18%	2.28%	2.59%	2.42	%(a)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
Minnesota Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0062	0.0212	0.0265	0.0179	0.0066
Dividends from net investment income	(0.0062)	(0.0212)	(0.0265)	(0.0179)	(0.0066)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.24%	2.14%	2.68%	1.80%	0.66%
Ratios/Supplemental Data
Net assets end of period (millions)	$2.4	$10.1	$4.9	$3.1	$1.4
Ratio of expenses to average net assets	1.10%	1.06%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.10%	0.86%	0.75%	0.94%	0.99%
Ratio of net investment income to average net assets	1.01%	2.06%	2.66%	1.88%	0.78%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights: (Continued)

	Class R
	For the Six Months Ended November 30,	Year Ended May 31,
New York Municipal Money-Market Fund	2008	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0056	0.0204	0.0258	0.0176	0.0067
Dividends from net investment income	(0.0056)	(0.0204)	(0.0258)	(0.0176)	(0.0067)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.12%	2.06%	2.62%	1.77%	0.67%
Ratios/Supplemental Data
Net assets end of year (millions)	$17.4	$183.4	$278.0	$185.9	$164.4
Ratio of expenses to average net assets	1.06%	1.05%	1.00%	1.00%	1.02%
Ratio of expenses to average net assets net of fee waivers	1.06%	1.01%	1.00%	1.00%	1.01%
Ratio of net investment income to average net assets	1.09%	2.08%	2.59%	1.77%	0.66%

	Treasurer's Trust
New York Municipal Money-Market Fund	For the Six Months Ended November 30 2008	Year Ended May 31, 2008	Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0076	0.0248	0.0147
Dividends from net investment income	(0.0076)	(0.0248)	(0.0147)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	1.53%	2.51%	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	$— ^	$—	^
Ratio of expenses to average net assets	0.61%	0.61%	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.61%	0.57%	0.62	%(a)
Ratio of net investment income to average net assets	1.31%	2.39%	3.06	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^  Amount is less than $50,000.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of November 30, 2008, no provision for income tax would be required in the fund's financial statements.

(9)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund's custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountant.

(10)  Subsequent Events:

Currently and until further notice, the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund, New York Municipal Money-Market Fund, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund (the "Funds") are not offering any class of shares for purchase, except through dividend reinvestment. Due to recent economic turmoil, the net assets of some of the Reserve Funds have significantly declined resulting from significant redemptions by investors in the Funds. The following funds have been fully liquidated: Arizona Municipal Money Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, Minnesota Municipal Money Market-Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money- Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, the Reserve Short-Term Investment Trust, the Yield Plus Fund, RMCI, Resrv Partners, Inc., and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions are directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in all of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund, the U.S. Government Fund, the Yield Plus Fund, and the Reserve International Liquidity Fund, Ltd., a private fund managed by RMCI.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's and the Yield Plus Fund's holding of debt securities issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund and the Yield Plus Fund to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund and the Yield Plus Fund. The fair valuation of the assets coupled with a marked decline in the Primary Fund's and the Yield Plus Fund's assets due to redemptions after September 15, 2008 resulted in each fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund, and the Yield Plus Fund, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund, the Yield Plus Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling their assets at substantially diminished prices. Faced with this, the Primary Fund, the Yield Plus Fund, and the U.S. Government Fund obtained relief from the SEC permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund and the Yield Plus Fund have not fully paid redemption proceeds to all investors ,with limited exceptions. The Board of Trustees of the Reserve Fund and Reserve

NOTES TO FINANCIAL STATEMENTS (Continued)

(10)  Subsequent Events: (Continued)

Short-Term Investment Trust ("Board") has voted to liquidate the assets of the Primary Fund, the Yield Plus Fund and the U.S. Government Fund. Under relief provided by the SEC, any distributions to shareholders of each of the Primary Fund, the Yield Plus Fund and the U.S. Government Fund are subject to the supervision of the SEC. Concerning the Primary Fund, the Board has approved and has made an initial distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $40 billion, which represents approximately 80% of the Primary Fund's total assets as of the close of business on September 15, 2008. Under the plan for the total liquidation of the Primary Fund, interim distributions will continue as cash accumulates either through the maturing of portfolio holdings or their sale. Concerning the Yield Plus Fund, the Board has approved and made one distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $800 million, which represents approximately 70% of the Yield Plus Fund's total assets as of the close of business December 19, 2008. Concerning the U.S. Government Fund the Fund was fully liquidated on January 16, 2009. Pursuant to an order entered in Caxton International Limited, et. al. v. Reserve International Liquidity Fund, Ltd., et. al. (filed in Supreme Court of the State of New York, New York County, October 6, 2008), the Reserve International Liquidity Fund, Ltd. is permitted to distribute up to $1.9 billion to investors on or before January 30, 2009, with any such distribution to be made pro rata among shares as to which a request for redemption has been submitted.

The actions allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund, the Yield Plus Fund, the U.S. Government Fund, or the Reserve International Liquidity Fund, Ltd., as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund, Reserve Short-Term Investment Trust and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the Yield Plus Fund, the U.S. Government Fund, the Reserve International Liquidity Fund, Ltd.

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUSTS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of Office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

EDWIN EHLERT, JR. Age: 78 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 62 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 58 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance–County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 49 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director–University of Washington Medical Center since 2007; Chief Operating Officer–Saint Louis University Hospital from 2004 to 2007; Vice President Support Services–South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Secretary since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Treasurer since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

PATRICK J. FARRELL Age: 49 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer–McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 42 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age: 55 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary–RMC since 2007; Senior Vice President, Associate General Counsel–J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to an unregistered fund advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Funds are designated exempt-interest dividends.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2008 and held for the entire period ending November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Interstate Tax-Exempt Class R
Actual	$1,000.00	$1,007.14	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Investor Class II
Actual	$1,000.00	$1,008.51	$4.06
Hypothetical	$1,000.00	$1,020.85	$4.10

*  Expenses are equal to the Fund's annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Investor Class I
Actual	$1,000.00	$1,010.87	$3.81
Hypothetical	$1,000.00	$1,021.11	$3.85

*  Expenses are equal to the Fund's annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Treasurer's Trust
Actual	$1,000.00	$1,009.42	$3.06
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class V
Actual	$1,000.00	$1,010.17	$2.31
Hypothetical	$1,000.00	$1,022.64	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Interstate Tax-Exempt Liquidity Class III
Actual	$1,000.00	$1,011.13	$1.30
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax- Exempt Liquidity Class II
Actual	$1,000.00	$1,011.42	$1.05
Hypothetical	$1,000.00	$1,023.92	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class I
Actual	$1,000.00	$1,011.64	$0.80
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class Institutional
Actual	$1,000.00	$1,011.83	$0.65
Hypothetical	$1,000.00	$1,024.33	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

California Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.60	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Connecticut Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.63	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Florida Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,007.28	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Michigan Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.78	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

New Jersey Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.25	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Ohio Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,007.46	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pennsylvania Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.37	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Virginia Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.03	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,002.44	$5.30
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class Treasurer's Trust
Actual	$1,000.00	$1,007.65	$3.06
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Arizona Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,007.01	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Minnesota Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.21	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Municipal Money Market Trust II
Reserve Municipal Money-Market Trust
Reserve New York Municipal Money-Market Trust

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on September 10, 2008 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the September 10, 2008 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

Item 2.        Code of Ethics.

Not applicable.

Item 3.        Audit Committee Financial Expert.

Not applicable.

Item 4.        Principal Accountant Fees and Services.

Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11. Controls and Procedures.

(a)           The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit:  Not applicable.

(a) (2)          Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Municipal Money-Market Trust II

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/ Bruce Bent
Name: Bruce Bent
Title: Treasurer

Date:	February 12, 2009